UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments.

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2018 (Unaudited)

Principal Amount		Value
	BONDS – 65.0%
	BASIC MATERIALS – 1.5%
$2,217,000	Cleveland-Cliffs, Inc. 1.500%, 1/15/2025[1,2]	$2,474,054
2,146,000	First Majestic Silver Corp. 1.875%, 3/1/2023[1,3,4]	1,939,555
		4,413,609
	COMMUNICATIONS – 8.9%
1,801,000	CalAmp Corp. 2.000%, 8/1/2025[1,4]	1,393,524
1,407,000	Chegg, Inc. 0.250%, 5/15/2023[1,4]	1,704,378
1,313,000	Ctrip.com International Ltd. 1.250%, 9/15/2022[1,3]	1,272,817
	FireEye, Inc.
1,561,000	0.875%, 6/1/2024[1,4]	1,573,319
818,000	1.625%, 6/1/2035[1,5]	747,241
1,257,000	Harmonic, Inc. 4.000%, 12/1/2020[1]	1,330,063
625,000	Infinera Corp. 2.125%, 9/1/2024[1]	455,500
5,240,000	Liberty Interactive LLC 3.500%, 1/15/2031[1,2,5]	3,292,884
300,000	Liberty Media Corp. 2.250%, 12/1/2048[1,4,5]	297,589
1,647,000	MercadoLibre, Inc. 2.000%, 8/15/2028[1,4]	1,486,417
1,014,000	NII Holdings, Inc. 4.250%, 8/15/2023[1,4]	1,030,477
633,000	Okta, Inc. 0.250%, 2/15/2023[1,4]	925,424
2,015,000	Pandora Media, Inc. 1.750%, 12/1/2023[1]	2,081,586
938,000	Perficient, Inc. 2.375%, 9/15/2023[1,4]	835,926
1,080,000	Quotient Technology, Inc. 1.750%, 12/1/2022[1]	1,023,948
3,199,000	Wayfair, Inc. 0.375%, 9/1/2022[1,2]	3,451,945
1,244,000	Weibo Corp. 1.250%, 11/15/2022[1,3,4]	1,136,556
2,093,000	Zillow Group, Inc. 2.000%, 12/1/2021[1,2]	2,044,292
		26,083,886

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2018 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CONSUMER, CYCLICAL – 2.1%
$615,000	EZCORP, Inc. 2.375%, 5/1/2025[1,4]	$468,631
2,306,000	Meritor, Inc. 3.250%, 10/15/2037[1,5]	2,019,180
2,306,000	Navistar International Corp. 4.750%, 4/15/2019[1]	2,305,979
1,241,000	Tesla, Inc. 1.250%, 3/1/2021[1,2]	1,397,132
		6,190,922
	CONSUMER, NON-CYCLICAL – 17.4%
2,516,000	Alder Biopharmaceuticals, Inc. 2.500%, 2/1/2025[1,2]	2,013,265
2,857,000	AMAG Pharmaceuticals, Inc. 3.250%, 6/1/2022[1]	2,618,906
2,754,000	Exact Sciences Corp. 1.000%, 1/15/2025[1]	3,031,052
618,000	Flexion Therapeutics, Inc. 3.375%, 5/1/2024[1]	511,258
2,184,000	FTI Consulting, Inc. 2.000%, 8/15/2023[1,4]	2,092,545
1,542,000	Horizon Pharma Investment Ltd. 2.500%, 3/15/2022[1,3]	1,540,998
1,987,000	Huron Consulting Group, Inc. 1.250%, 10/1/2019[1]	1,956,976
3,179,000	Innoviva, Inc. 2.125%, 1/15/2023[1]	3,443,254
3,041,000	Insmed, Inc. 1.750%, 1/15/2025[1]	2,177,350
1,966,000	Insulet Corp. 1.250%, 9/15/2021[1,2]	2,786,168
2,639,000	Ionis Pharmaceuticals, Inc. 1.000%, 11/15/2021[1,2]	2,837,197
3,066,000	Ironwood Pharmaceuticals, Inc. 2.250%, 6/15/2022[1,2]	2,881,743
621,000	Karyopharm Therapeutics, Inc. 3.000%, 10/15/2025[1,4]	545,983
1,227,000	Ligand Pharmaceuticals, Inc. 0.750%, 5/15/2023[1,4]	1,089,587
1,639,000	Medicines Co. 2.750%, 7/15/2023[1]	1,243,419
1,550,000	Neurocrine Biosciences, Inc. 2.250%, 5/15/2024[1]	1,854,160

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2018 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$2,721,000	Novavax, Inc. 3.750%, 2/1/2023[1]	$1,666,613
2,213,000	Pacira Pharmaceuticals, Inc. 2.375%, 4/1/2022[1]	2,200,552
1,986,000	Radius Health, Inc. 3.000%, 9/1/2024[1]	1,531,703
1,200,000	Retrophin, Inc. 2.500%, 9/15/2025[1]	1,078,231
1,439,000	Sarepta Therapeutics, Inc. 1.500%, 11/15/2024[1,4]	2,410,134
2,188,000	Square, Inc. 0.500%, 5/15/2023[1,4]	2,282,305
1,316,000	Team, Inc. 5.000%, 8/1/2023[1]	1,314,758
1,630,000	Theravance Biopharma, Inc. 3.250%, 11/1/2023[1,3]	1,680,937
1,273,000	Verastem, Inc. 5.000%, 11/1/2048[1,5]	999,011
2,354,000	Wright Medical Group N.V. 2.250%, 11/15/2021[1,2,3]	3,234,928
		51,023,033
	ENERGY – 3.2%
3,845,000	Cheniere Energy, Inc. 4.250%, 3/15/2045[1,2,5]	2,693,807
1,330,000	Helix Energy Solutions Group, Inc. 4.125%, 9/15/2023[1,2]	1,231,815
1,196,000	Newpark Resources, Inc. 4.000%, 12/1/2021[1,4]	1,240,549
3,078,000	SEACOR Holdings, Inc. 3.250%, 5/15/2030[1,5]	2,603,059
1,599,000	Tesla Energy Operations, Inc. 1.625%, 11/1/2019[1]	1,500,802
		9,270,032
	FINANCIAL – 15.8%
	Apollo Commercial Real Estate Finance, Inc.
508,000	4.750%, 8/23/2022[1]	476,905
2,568,000	5.375%, 10/15/2023[1]	2,472,447
1,201,000	Arbor Realty Trust, Inc. 5.250%, 7/1/2021[1,4]	1,174,171
1,154,000	AXA S.A. 7.250%, 5/15/2021[1,3,4]	1,008,372
1,445,000	BlackRock TCP Capital Corp. 5.250%, 12/15/2019[1,2]	1,450,446

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2018 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	FINANCIAL (Continued)
	Blackstone Mortgage Trust, Inc.
$1,741,000	4.375%, 5/5/2022[1]	$1,702,883
1,437,000	4.750%, 3/15/2023[1]	1,403,699
1,035,000	Encore Capital Europe Finance Ltd. 4.500%, 9/1/2023[1,3]	827,847
	Encore Capital Group, Inc.
994,000	3.000%, 7/1/2020[1,2]	901,871
1,165,000	2.875%, 3/15/2021[1]	972,946
2,244,000	Forestar Group, Inc. 3.750%, 3/1/2020[1]	2,194,291
	Granite Point Mortgage Trust, Inc.
2,038,000	5.625%, 12/1/2022[1,4]	2,033,276
737,000	6.375%, 10/1/2023[1]	728,746
3,120,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc. 4.125%, 9/1/2022[1]	2,842,236
1,522,000	Hercules Capital, Inc. 4.375%, 2/1/2022[1]	1,444,226
3,299,000	Hope Bancorp, Inc. 2.000%, 5/15/2038[1,4,5]	2,775,102
1,293,000	IH Merger Sub LLC 3.500%, 1/15/2022[1]	1,331,262
640,000	iStar, Inc. 3.125%, 9/15/2022[1]	578,266
1,950,000	KKR Real Estate Finance Trust, Inc. 6.125%, 5/15/2023[1,4]	1,932,144
2,226,000	MGIC Investment Corp. 9.000%, 4/1/2063[1,4]	2,807,298
1,055,000	New Mountain Finance Corp. 5.750%, 8/15/2023[1,5]	1,046,644
3,458,000	PennyMac Corp. 5.375%, 5/1/2020[1,2]	3,436,854
	PRA Group, Inc.
1,824,000	3.000%, 8/1/2020[1]	1,680,794
1,594,000	3.500%, 6/1/2023[1]	1,348,840
2,779,000	Prospect Capital Corp. 4.750%, 4/15/2020[1]	2,755,756
	Redwood Trust, Inc.
1,816,000	4.750%, 8/15/2023[1]	1,668,372
1,069,000	5.625%, 7/15/2024[1]	1,006,058
2,361,000	Two Harbors Investment Corp. 6.250%, 1/15/2022[1]	2,311,802
		46,313,554

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2018 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	INDUSTRIAL – 5.2%
$1,932,000	Aerojet Rocketdyne Holdings, Inc. 2.250%, 12/15/2023[1,2]	$2,843,908
2,586,000	Atlas Air Worldwide Holdings, Inc. 1.875%, 6/1/2024[1]	2,471,613
2,259,000	Cemex S.A.B. de C.V. 3.720%, 3/15/2020[1,3]	2,209,758
1,562,000	II-VI, Inc. 0.250%, 9/1/2022[1]	1,525,432
1,621,000	Knowles Corp. 3.250%, 11/1/2021[1]	1,674,440
2,314,000	OSI Systems, Inc. 1.250%, 9/1/2022[1]	2,156,495
1,007,000	Ship Finance International Ltd. 4.875%, 5/1/2023[1,2,3]	903,677
2,038,000	SunPower Corp. 4.000%, 1/15/2023[1]	1,644,617
		15,429,940
	TECHNOLOGY – 10.4%
1,350,000	Atlassian, Inc. 0.625%, 5/1/2023[1,4]	1,718,219
1,553,000	Avaya Holdings Corp. 2.250%, 6/15/2023[1,4]	1,328,823
637,000	Carbonite, Inc. 2.500%, 4/1/2022[1]	760,437
1,350,000	Cree, Inc. 0.875%, 9/1/2023[1,4]	1,309,590
300,000	Electronics For Imaging, Inc. 2.250%, 11/15/2023[1,4]	292,424
1,356,000	Envestnet, Inc. 1.750%, 12/15/2019[1]	1,374,473
1,199,000	1.750%, 6/1/2023[1,4]	1,202,587
2,094,000	j2 Global, Inc. 3.250%, 6/15/2029[1,5]	2,411,496
3,358,000	Microchip Technology, Inc. 1.625%, 2/15/2027[1,2]	3,290,565
2,493,000	Momo, Inc. 1.250%, 7/1/2025[1,3,4]	1,944,540
1,405,000	MongoDB, Inc. 0.750%, 6/15/2024[1,4]	1,937,362
1,249,000	New Relic, Inc. 0.500%, 5/1/2023[1,4]	1,253,565
1,412,000	Pure Storage, Inc. 0.125%, 4/15/2023[1,4]	1,318,526

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2018 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	TECHNOLOGY (Continued)
$969,000	Rapid7, Inc. 1.250%, 8/1/2023[1,4]	$983,956
637,000	RealPage, Inc. 1.500%, 11/15/2022[1]	826,228
2,184,000	Splunk, Inc. 1.125%, 9/15/2025[1,4]	2,157,178
2,355,000	Synaptics, Inc. 0.500%, 6/15/2022[1]	2,075,462
1,531,000	Veeco Instruments, Inc. 2.700%, 1/15/2023[1]	1,162,248
2,733,000	Workday, Inc. 0.250%, 10/1/2022[1]	3,352,672
		30,700,351
	UTILITIES – 0.5%
1,380,000	NRG Energy, Inc. 2.750%, 6/1/2048[1,4,5]	1,489,544

	TOTAL BONDS (Cost $196,335,515)	190,914,871

Number of Shares
	EXCHANGE-TRADED FUNDS – 0.7%
90,000	ProShares Short 20+ Year Treasury[2]	2,015,100

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,192,897)	2,015,100

	PREFERRED STOCKS – 9.9%
	BASIC MATERIALS – 0.6%
1,616	A Schulman, Inc. 6.000%, N/A1,6	1,668,520

	CONSUMER, NON-CYCLICAL – 0.2%
7,248	Bunge Ltd. 4.875%, N/A1,2,3,6	711,427

	FINANCIAL – 7.0%
3,355	Bank of America Corp. 7.250%, N/A1,6	4,212,471
2,330	Cowen, Inc. 5.625%, N/A1,2,6	1,864,568
66,003	iStar, Inc. 4.500%, N/A1,5,6	2,858,920
53,934	New York Community Capital Trust V 6.000%, 11/1/2051[1]	2,400,063

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2018 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	FINANCIAL (Continued)
13,568	QTS Realty Trust, Inc. 6.500%, N/A1,6	$1,282,719
17,076	Virtus Investment Partners, Inc. 7.250%, 2/1/2020[1]	1,304,863
3,357	Wells Fargo & Co. 7.500%, N/A1,6	4,234,872
40,328	Welltower, Inc. 6.500%, N/A1,6	2,549,133
		20,707,609
	TECHNOLOGY – 0.8%
2,290	NCR Corp. 5.500%, N/A*,1,6	2,341,840
	UTILITIES – 1.3%
18,604	CenterPoint Energy, Inc. 7.000%, 9/1/2021[1]	936,060
32,048	Vistra Energy Corp. 7.000%, 7/1/2019[1]	2,917,650
		3,853,710
	TOTAL PREFERRED STOCKS (Cost $30,961,711)	29,283,106

	RIGHTS – 0.0%
10	A Schulman, Inc., Expiration Date: December 31, 2019*8,9	20

	TOTAL RIGHTS (Cost $ 0)	20

	SHORT-TERM INVESTMENTS – 16.3%
47,923,795	Fidelity Investments Money Market Funds - Treasury Portfolio -Institutional Class, 2.210%[2,7]	47,923,795

	TOTAL SHORT-TERM INVESTMENTS (Cost $47,923,795)	47,923,795

	TOTAL INVESTMENTS – 91.9% (Cost $277,413,918)	270,136,892
	Other Assets in Excess of Liabilities – 8.1%	23,760,486

	TOTAL NET ASSETS – 100.0%	$293,897,378

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2018 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT – (24.7)%
	COMMON STOCKS – (24.7)%
	BASIC MATERIALS – (0.7)%
(196,553)	Cleveland-Cliffs, Inc.*	$(1,511,493)
(90,010)	First Majestic Silver Corp.*,3	(530,159)
		(2,041,652)
	COMMUNICATIONS – (3.9)%
(29,294)	CalAmp Corp.*	(381,115)
(37,045)	Chegg, Inc.*	(1,052,819)
(43,124)	FireEye, Inc.*	(699,040)
(133,417)	Harmonic, Inc.*	(629,728)
(32,832)	Infinera Corp.*	(131,000)
(2,757)	MercadoLibre, Inc.	(807,387)
(22,880)	Motorola Solutions, Inc.	(2,632,115)
(106,094)	NII Holdings, Inc.*	(467,875)
(10,595)	Okta, Inc.*	(675,961)
(132,625)	Pandora Media, Inc.*	(1,072,936)
(9,229)	Perficient, Inc.*	(205,437)
(34,216)	Quotient Technology, Inc.*	(365,427)
(19,895)	Wayfair, Inc.*	(1,792,142)
(3,656)	Weibo Corp. - ADR*,3	(213,620)
(12,870)	Zillow, Inc. - Class C*	(406,435)
		(11,533,037)
	CONSUMER, CYCLICAL – (0.5)%
(23,200)	Ezcorp, Inc. - Class A*	(179,336)
(2,040)	Live Nation Entertainment, Inc.*	(100,470)
(25,394)	Meritor, Inc.*	(429,413)
(2,018)	Tesla, Inc.*	(671,590)
		(1,380,809)
	CONSUMER, NON-CYCLICAL – (7.4)%
(77,031)	Alder Biopharmaceuticals, Inc.*	(789,568)
(56,722)	AMAG Pharmaceuticals, Inc.*	(861,607)
(4,700)	Bunge Ltd.[3]	(251,168)
(25,630)	Exact Sciences Corp.*	(1,617,253)
(11,757)	Flexion Therapeutics, Inc.*	(133,089)
(10,345)	FTI Consulting, Inc.*	(689,391)
(19,614)	Horizon Pharma PLC*,3	(383,258)
(1,490)	Huron Consulting Group, Inc.*	(76,452)
(114,489)	Innoviva, Inc.*	(1,997,833)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2018 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(36,545)	Insmed, Inc.*	$(479,470)
(24,872)	Insulet Corp.*	(1,972,847)
(21,101)	Ionis Pharmaceuticals, Inc.*	(1,140,720)
(100,054)	Ironwood Pharmaceuticals, Inc.*	(1,036,559)
(26,428)	Karyopharm Therapeutics, Inc.*	(247,630)
(2,220)	Ligand Pharmaceuticals, Inc.*	(301,254)
(10,396)	Medicines Co.*	(198,979)
(14,014)	Neurocrine Biosciences, Inc.*	(1,000,740)
(231,728)	Novavax, Inc.*	(426,380)
(17,534)	Pacira Pharmaceuticals, Inc.*	(754,313)
(16,236)	Radius Health, Inc.*	(267,732)
(19,669)	Retrophin, Inc.*	(445,109)
(16,105)	Sarepta Therapeutics, Inc.*	(1,757,539)
(16,200)	Square, Inc. - Class A*	(908,658)
(40,033)	Team, Inc.*	(586,483)
(32,173)	Theravance Biopharma, Inc.*,3	(823,307)
(79,957)	Verastem, Inc.*	(268,656)
(91,452)	Wright Medical Group, Inc.*,3	(2,489,323)
		(21,905,318)
	ENERGY – (0.8)%
(7,701)	Cheniere Energy, Inc.*	(455,822)
(88,579)	Helix Energy Solutions Group, Inc.*	(479,212)
(79,434)	Newpark Resources, Inc.*	(545,712)
(20,707)	SEACOR Holdings, Inc.*	(766,159)
		(2,246,905)
	FINANCIAL – (3.2)%
(7,537)	Apollo Commercial Real Estate Finance, Inc. - REIT	(125,566)
(5,609)	Arbor Realty Trust, Inc. - REIT	(56,483)
(41,740)	AXA Equitable Holdings, Inc.	(694,136)
(384)	BlackRock TCP Capital Corp.	(5,007)
(5,247)	Blackstone Mortgage Trust, Inc. - Class A - REIT	(167,169)
(70,947)	Cowen, Inc. - Class A*	(946,433)
(22,942)	Encore Capital Group, Inc.*	(539,137)
(5,539)	Granite Point Mortgage Trust, Inc. - REIT	(99,868)
(14,684)	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	(279,730)
(43,119)	Hope Bancorp, Inc.	(511,391)
(28,296)	Invitation Homes, Inc. - REIT	(568,184)
(144,237)	iStar, Inc. - REIT	(1,322,653)
(16,489)	MGIC Investment Corp.*	(172,475)
(3,413)	PennyMac Mortgage Investment Trust - REIT	(63,550)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2018 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
(22,261)	PRA Group, Inc.*	$(542,501)
(17,581)	QTS Realty Trust, Inc. - Class A - REIT	(651,376)
(5,854)	Redwood Trust, Inc. - REIT	(88,220)
(14,652)	Two Harbors Investment Corp. - REIT	(188,132)
(12,290)	Virtus Investment Partners, Inc.	(976,195)
(19,168)	Welltower, Inc. - REIT	(1,330,451)
		(9,328,657)
	INDUSTRIAL – (1.9)%
(61,524)	Aerojet Rocketdyne Holdings, Inc.*	(2,167,490)
(25,781)	Atlas Air Worldwide Holdings, Inc.*	(1,087,700)
(8,192)	Cemex S.A.B. de C.V. - ADR*,3	(39,485)
(19,247)	II-VI, Inc.*	(624,758)
(49,165)	Knowles Corp.*	(654,386)
(10,336)	OSI Systems, Inc.*	(757,629)
(28,826)	Ship Finance International Ltd.[3]	(303,538)
(3,332)	SunPower Corp.*	(16,560)
		(5,651,546)
	TECHNOLOGY – (5.2)%
(11,758)	Atlassian Corp. PLC - Class A*,3	(1,046,227)
(30,793)	Avaya Holdings Corp.*	(448,346)
(17,509)	Carbonite, Inc.*	(442,277)
(11,701)	Cree, Inc.*	(500,510)
(5,040)	Electronics For Imaging, Inc.*	(124,992)
(16,303)	Envestnet, Inc.*	(801,945)
(20,012)	j2 Global, Inc.	(1,388,433)
(33,385)	Microchip Technology, Inc.	(2,401,049)
(12,561)	Momo, Inc. - ADR*,3	(298,324)
(14,997)	MongoDB, Inc.*	(1,255,849)
(50,199)	NCR Corp.*	(1,158,593)
(6,538)	New Relic, Inc.*	(529,382)
(26,899)	Pure Storage, Inc.*	(432,536)
(13,852)	Rapid7, Inc.*	(431,628)
(11,693)	RealPage, Inc.*	(563,486)
(7,489)	Splunk, Inc.*	(785,222)
(12,144)	Synaptics, Inc.*	(451,878)
(9,174)	Veeco Instruments, Inc.*	(67,979)
(13,377)	Workday, Inc. - Class A*	(2,136,039)
		(15,264,695)
	UTILITIES – (1.1)%
(21,336)	CenterPoint Energy, Inc.	(602,315)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2018 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
(19,946)	NRG Energy, Inc.	$(789,862)
(81,819)	Vistra Energy Corp.*	(1,872,837)
		(3,265,014)

	TOTAL COMMON STOCKS (Proceeds $75,331,115)	(72,617,633)

	TOTAL SECURITIES SOLD SHORT (Proceeds $75,331,115)	$(72,617,633)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS – (0.1)%
	CALL OPTIONS – (0.1)%
	EQUITY – (0.1)%
	Chegg, Inc.
(78)	Exercise Price: $30.00, Notional Amount: $(234,000),
	Expiration Date: January 18, 2019	(3,705)
	Cleveland-Cliffs, Inc.
(407)	Exercise Price: $9.00, Notional Amount: $(366,300),
	Expiration Date: January 18, 2019	(3,256)
	Cree, Inc.
(34)	Exercise Price: $45.00, Notional Amount: $(153,000),
	Expiration Date: January 18, 2019	(2,754)
	Exact Sciences Corp.
(55)	Exercise Price: $75.00, Notional Amount: $(412,500),
	Expiration Date: January 18, 2019	(3,437)
	First Majestic Silver Corp.
(336)	Exercise Price: $5.00, Notional Amount: $(168,000),
	Expiration Date: January 18, 2019	(31,080)
	Horizon Pharma PLC
(81)	Exercise Price: $21.00, Notional Amount: $(170,100),
	Expiration Date: January 18, 2019	(3,645)
	Insulet Corp.
(51)	Exercise Price: $80.00, Notional Amount: $(408,000),
	Expiration Date: January 18, 2019	(14,663)
	Ionis Pharmaceuticals, Inc.
(59)	Exercise Price: $55.00, Notional Amount: $(324,500),
	Expiration Date: January 18, 2019	(12,980)
	Medicines Co.
(50)	Exercise Price: $22.00, Notional Amount: $(110,000),
	Expiration Date: January 18, 2019	(1,625)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2018 (Unaudited)

Number of Contracts		Value
	SECURITIES SOLD SHORT (Continued)
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	EQUITY (Continued)
	Microchip Technology, Inc.
(51)	Exercise Price: $75.00, Notional Amount: $(382,500),
	Expiration Date: January 18, 2019	$(6,375)
	Momo, Inc.
(58)	Exercise Price: $25.00, Notional Amount: $(145,000),
	Expiration Date: January 18, 2019	(4,785)
	MongoDB, Inc.
(31)	Exercise Price: $85.00, Notional Amount: $(263,500),
	Expiration Date: February 15, 2019	(23,405)
	Neurocrine Biosciences, Inc.
(31)	Exercise Price: $85.00, Notional Amount: $(263,500),
	Expiration Date: February 15, 2019	(4,185)
	Pure Storage, Inc.
(81)	Exercise Price: $17.50, Notional Amount: $(141,750),
	Expiration Date: January 18, 2019	(2,430)
	Rapid7, Inc.
(35)	Exercise Price: $35.00, Notional Amount: $(122,500),
	Expiration Date: January 18, 2019	(1,137)
	Sarepta Therapeutics, Inc.
(29)	Exercise Price: $125.00, Notional Amount: $(362,500),
	Expiration Date: January 18, 2019	(7,453)
	Splunk, Inc.
(22)	Exercise Price: $95.00, Notional Amount: $(209,000),
	Expiration Date: January 18, 2019	(25,630)
	Square, Inc.
(42)	Exercise Price: $65.00, Notional Amount: $(273,000),
	Expiration Date: January 18, 2019	(2,373)
	Tesla, Inc.
(5)	Exercise Price: $350.00, Notional Amount: $(175,000),
	Expiration Date: January 18, 2019	(5,063)
	Wayfair, Inc.
(46)	Exercise Price: $110.00, Notional Amount: $(506,000),
	Expiration Date: January 18, 2019	(1,840)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2018 (Unaudited)

Number of Contracts		Value
	SECURITIES SOLD SHORT (Continued)
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	EQUITY (Continued)
	Zillow Group, Inc.
(60)	Exercise Price: $35.00, Notional Amount: $(210,000),
	Expiration Date: January 18, 2019	$(2,400)
	TOTAL CALL OPTIONS (Proceeds $422,795)	(164,221)
	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $422,795)	$(164,221)

ADR – American Depository Receipt

REIT – Real Estate Investment Trust

*	Non-income producing security.

[1]	Convertible security.

[2]	All or a portion of this security is segregated as collateral for securities sold short.

[3]	Foreign security denominated in U.S. Dollars.

[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $51,119,576 which represents 17.4% of Net Assets.

[5]	Callable.

[6]	Perpetual security. Maturity date is not applicable.

[7]	The rate is the annualized seven-day yield at period end.

[8]	Level 3 securities fair valued under procedures established by the Board of Trustees, represent 0.00% of Net Assets. The absolute value of these securities is $20.

[9]	Illiquid security, represents 0.00% of Net Assets. The total value of these securities is $20.

See accompanying Notes to Schedule of Investments.

Palmer Square SSI Alternative Income Fund

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

Note 1 – Organization

Palmer Square SSI Alternative Income Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek income and absolute return. The Fund commenced investment operations on May 25, 2012, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Investments in an open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Palmer Square SSI Alternative Income Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

December 31, 2018 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counterparties to these forward contracts are major U.S. financial institutions. The fund did not enter into any forward foreign currency exchange contracts for the period ended December 31, 2018.

(d) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

(e) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Palmer Square SSI Alternative Income Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

December 31, 2018 (Unaudited)

In conjunction with the use of short sales the Fund may be required to maintain collateral in various forms. At December 31, 2018, securities pledged as collateral are denoted in the Fund’s Schedule of Investments.

(f) Options Contracts

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g) Preferred Stocks

Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

(h) Stock Index Futures

The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Palmer Square SSI Alternative Income Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

December 31, 2018 (Unaudited)

Note 3 – Federal Income Taxes

At December 31, 2018, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments and securities sold short, for federal income tax purposes were as follows:

Cost of investments	$202,085,574

Gross unrealized appreciation	$19,421,914
Gross unrealized depreciation	(24,152,450)

Net unrealized depreciation on investments	$(4,730,536)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Palmer Square SSI Alternative Income Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

December 31, 2018 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets
Investments
Corporate Bonds*	$-	$190,914,871	$-	$190,914,871
Exchange-Traded Funds	2,015,100	-	-	2,015,100
Preferred Stocks
Basic Materials	-	1,668,520	-	1,668,520
Consumer, Non-cyclical	711,427	-	-	711,427
Financial	18,843,041	1,864,568	-	20,707,609
Technology	-	2,341,840	-	2,341,840
Utilities	3,853,710	-	-	3,853,710
Rights	-	-	20	20
Short-Term Investments	47,923,795	-	-	47,923,795
Total Investments	$73,347,073	$196,789,799	$20	$270,136,892

Liabilites
Securities Sold Short
Common Stocks*	$72,617,633	$-	$-	$72,617,633
Written Options Contracts	120,283	43,938	-	164,221
Total Liabilities	$72,737,916	$43,938	$-	$72,781,854

*	All corporate bonds held in the Fund are Level 2 securities and all common stocks held in the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Beginning balance March 31, 2018	$-
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	20
Net purchases	-
Net sales	-
Balance as of December 31, 2018	$20

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	03/1/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	03/1/19

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	03/1/19